ORGANIZATION AND BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
1.	ORGANIZATION AND BASIS OF PRESENTATION
RISE Education Cayman Ltd (the “Company”) is a limited company incorporated in the Cayman Islands under the laws of Cayman Islands on July 16, 2013. On September 30, 2013 (the “Acquisition date”), the Company acquired from certain third-party sellers a junior English Language Training (“ELT”) business (the “Acquisition”).
In October 2017, the Group completed an initial public offering (“IPO”) and issued 5,000,000 American depositary shares representing 10,000,000 of the Company’s ordinary shares.
The Company does not conduct any substantive operations on its own but instead conducts its primary business operations through its wholly-owned subsidiaries, the variable interest entity (the “VIE”), and the VIE’s subsidiaries and schools, which are located in the People’s Republic of China (the “PRC” or “China”) and Hong Kong Special Administration Region (“Hong Kong”). The VIE, the VIE’s subsidiaries and schools, hereinafter are collectively referred to as the “VIEs”. The accompanying consolidated financial statements include the financial statements of the Company, its wholly-owned subsidiaries and the VIEs (hereinafter collectively referred to as the “Group”).
The Group is principally engaged in the business of providing junior ELT services in China primarily under the “RISE” brand. The Group offers a wide range of educational programs, services and products, consisting primarily of educational courses, sale of course materials, franchise services, and study tours.
As of December 31, 2019, details of the Company’s principal subsidiaries, the VIE and the VIE’s subsidiaries and schools are as follows:

Name	Date of establishment	Place of establishment	Percentage of equity interest attributable to the Company	Principal activity
Subsidiaries of the Company:
RISE Education Cayman III Ltd (“Cayman III”)	July 29, 2013	Cayman Islands	100%	Investment holding
RISE Education Cayman I Ltd (“Cayman”)	June 19, 2013	Cayman Islands	100%	Investment holding
Rise IP (Cayman) Limited (“Rise IP”)	July 24, 2013	Cayman Islands	100%	Educational consulting
Edge Franchising Co., Limited (“Edge Franchising”)	March 16, 2016	Hong Kong	100%	Educational consulting
Rise Education International Limited (“Rise HK”)	June 24, 2013	Hong Kong	100%	Educational consulting
Edge Online Co. Limited	April 1, 2018	Hong Kong	100%	Educational consulting
Rise (Tianjin) Education Information Consulting Co., Ltd. (“Rise Tianjin” or “WFOE”)	August 12, 2013	PRC	100%	Educational consulting, Sale of course materials, study tour service
VIE:
Beijing Step Ahead Education Technology Development Co., Ltd.	January 2, 2008	PRC	—	Educational consulting
VIE’s subsidiaries and school:
Beijing Haidian District Step Ahead Training School	September 18, 2008	PRC	—	Language education

Name	Date of establishment	Place of establishment	Percentage of equity interest attributable to the Company	Principal activity
Beijing Shijingshan District Step Ahead Training School	July 14, 2009	PRC	—	Language education
Beijing Changping District Step Ahead Training School	July 3, 2009	PRC	—	Language education
Beijing Chaoyang District Step Ahead Training School	July 20, 2009	PRC	—	Language education
Beijing Xicheng District RISE Immersion Subject English Training School	February 5, 2010	PRC	—	Language education
Beijing Dongcheng District RISE Immersion Subject English Training School	July 30, 2010	PRC	—	Language education
Beijing Tongzhou District RISE Immersion Subject English Training School	April 19, 2011	PRC	—	Language education
Beijing Daxing District RISE Immersion Subject English Training School	March 31, 2013	PRC	—	Language education
Beijing Fengtai District RISE Immersion Subject English Training School	February 28, 2012	PRC	—	Language education
Beijing RISE Immersion Subject English Training School Co., Ltd.	October 26, 2018	PRC	—	Language education
Shanghai Boyu Investment Management Co., Ltd.	January 29, 2012	PRC	—	Language education
Shanghai Riverdeep Education Information Consulting Co., Ltd.	March 8, 2010	PRC	—	Educational consulting services
Shanghai Huangpu District Step Ahead Training School	June 17, 2011	PRC	—	Language education
Shanghai Ruiaidisi English Training School Co., Ltd	August 5, 2019	PRC	—	Language education
Kunshan Ruiaidisi Education Technology Co., Ltd	July 30, 2019	PRC	—	Language education
Guangzhou Ruisi Education Technology Development Co., Ltd.	August 17, 2012	PRC	—	Training services
Guangzhou Yuexiu District RISE Immersion Subject English Training School	April 29, 2014	PRC	—	Language education
Beijing Step Ahead RISE Education Technology Development Co., Ltd.	December 11, 2019	PRC	—	Language education
Guangzhou Haizhu District RISE Immersion Subject English Training School-Chigang	December 8, 2014	PRC	—	Language education
Guangzhou Tianhe District RISE Immersion Subject English Training School	July 11, 2017	PRC	—	Language education
Guangzhou Liwan District Rise Education Training Center Co., Ltd	November 25, 2019	PRC	—	Language education
Guangzhou Tianhe District Ruisi Education Consulting Co., Ltd	July 11, 2017	PRC	—	Language education
Shenzhen Mei Ruisi Education Management Co., Ltd.	February 28, 2014	PRC	—	Training services
Shenzhen Futian District Rise Training Center	January 8, 2015	PRC	—	Language education
Shenzhen Nanshan District Rise Training Center	May 26, 2015	PRC	—	Language education
Shenzhen Luohu District Rise Education Training Center	August 3, 2017	PRC	—	Language education
Wuxi Rise Foreign Language Training Co., Ltd.	June 5, 2013	PRC	—	Training services
Wuxi Ruiying English Training Center Co., Ltd	June 10, 2019	PRC	—	Language education
Ruisixing (Tianjin) Travel Services Co., Ltd	July 3, 2018	PRC	—	Traveling services
Hebei Camphor Tree Information Technology Co., Ltd.	November 5, 2015	PRC	—	Investment holding
Shijiazhuang Forest Rock Education Technology Co., Ltd.	August 28, 2018	PRC	—	Investment holding
Shijiazhuang Xinhua District Oriental Red American Education Training School	November 14, 2019	PRC	—	Language education
Shijiazhuang Xinhua District Zhuoshuo Training School Co., Ltd	December 13, 2019	PRC	—	Language education
Shijiazhuang Yuhua District Ai Ruisi Education Training School	February 1, 2019	PRC	—	Language education
Shijiazhuang Yuhua District Oriental Red Education Training School	February 1, 2019	PRC	—	Language education
Shijiazhuang Chang’an District Jinshuo Culture Education Training School Co., Ltd	April 1, 2019	PRC	—	Language education

The VIE arrangements
PRC laws and regulations currently require any foreign entity that invests in the education business in China to be an educational institution with relevant experience in providing educational services outside China. The Group’s offshore holding companies are not educational institutions and do not provide educational services outside China. Accordingly, the Group’s offshore holding companies are not allowed to directly engage in the education business in China. To comply with PRC laws and regulations, the Group conducts all of its junior ELT business in China through the VIEs. The VIEs hold the requisite licenses and permits necessary to conduct the Group’s junior ELT business. In addition, the VIEs hold leases and other assets necessary to operate the Group’s schools, employ teachers and generate substantially all of the Group’s revenues. Despite the lack of technical majority ownership, the Company has effective control of the VIE through a series of contractual arrangements (the “Contractual Agreements”) and a parent-subsidiary relationship exists between the Company and the VIE. The equity interests of the VIE are legally held by PRC individuals (the “Nominee Shareholders”). Through the Contractual Agreements, the nominee shareholders of the VIE effectively assign all their voting rights underlying their equity interests in the VIE to the Company, and therefore, the Company has the power to direct the activities of the VIE that most significantly impact its economic performance. The Company also has the right to receive economic benefits from the VIE that potentially could be significant to the VIE. Based on the above, the Company consolidates the VIE in accordance with SEC Regulation
SX-3A-02
and Accounting Standards Codification (“ASC”)
810-10,
Consolidation: Overall.
The following is a summary of the Contractual Agreements:
Proxy Agreement.
Pursuant to the Proxy Agreement signed between the respective Nominee Shareholders and the WFOE, the Nominee Shareholders agreed to entrust to the WFOE an irrevocable proxy to exercise all of their voting rights as shareholders of the VIE and approve on behalf of the Nominee Shareholders, all related legal documents pertinent to the exercise of their rights in their capacity as the shareholders of the VIE. The WFOE is also entitled to transfer or assign its voting rights to any other person or entity at its own discretion and without giving prior notice to the Nominee Shareholders or obtaining their consent. The Proxy Agreement remains valid for as long as at least one of the Nominee Shareholders remains a shareholder of the VIE.

Loan Agreements.
Pursuant to the Loan Agreements between the respective Nominee Shareholders and the WFOE, the WFOE granted interest-free loans to the Nominee Shareholders to acquire all the equity interests from the VIE’s predecessor shareholders as part of the Acquisition. The loan has a term of ten years and the WFOE has the sole discretion to extend the loan. The Nominee Shareholders are not allowed to repay the loan in advance of the maturity date without the WFOE’s prior written consent. The timing of the repayment is at the sole discretion of the WFOE and the repayment shall be in the form of transferring the VIE’s equity interest to the WFOE or its designees unless the Nominee Shareholders are in breach of the agreement, in which the WFOE can request immediate repayment of the loans.
Call Option Agreement.
Pursuant to the Call Option Agreement entered into between the Nominee Shareholders, the VIE and the WFOE, the Nominee Shareholders granted to the WFOE or its designees (i) an exclusive option to purchase, when and to the extent permitted under PRC laws, all or part of all equity interests in the VIE and (ii) an exclusive right to cause the Nominee Shareholders to transfer their equity interest in the VIE to the WFOE or any designated party. The WFOE has the sole discretion when to exercise the option, whether in part or full. The exercise price of the option to purchase all or part of the equity interests in the VIE will be the minimum amount of consideration permitted by the applicable PRC laws. Any proceeds received by the Nominee Shareholders from the exercise of the option exceeding the loan amount, distribution of profits or dividends, shall be remitted to the WFOE, to the extent permitted under PRC laws. The Call Option Agreement will remain in effect until all the equity interests held by the VIE are transferred to the WFOE or its designated party. The WFOE may terminate the Call Option Agreement at their sole discretion, whereas under no circumstances may the VIE or its Nominee Shareholders terminate in accordance with the agreement.
Business Cooperation Agreement.
Pursuant to the Business Cooperation Agreement entered into among the WFOE, the VIE and the Nominee Shareholders, the VIE and Nominee Shareholders must appoint candidates designated by the WFOE as the VIE’s board of directors and senior executives of the VIEs. In addition, without the prior written consent of WFOE, the VIE and Nominee Shareholders cannot carry out the following activities: (i) increase or decrease the registered capital of the VIEs; (ii) sell or dispose any assets or rights except in the ordinary course of business; (iii) open any new school; (iv) appoint or remove any management director, supervisor or senior executive; (v) enter into any transaction with its shareholders, directors or senior management; (vi) distribute any profits or other payments to its shareholders; (vii) amend its articles of association; (viii) provide any loans to any third parties; (ix) provide security or any other guarantee, (x) pledge or other rights and interests on any of its assets to third parties; or (xi) engage in any transaction that may materially affect their assets, obligations, rights or operations. The agreement has an initial term of ten years, which will be automatically extended for a successive ten year term upon expiration. Neither the VIE nor the Nominee Shareholders may unilaterally terminate this agreement. In June 2017, the agreement was supplemented such that the WFOE has the right to determine and adjust any service fees charged to the VIE at its sole discretion, effective from January 1, 2014.
Equity Pledge Agreement.
Pursuant to the Equity Pledge Agreement entered into among the WFOE, the Nominee Shareholders and the VIE, the Nominee Shareholders pledged all of their equity interests in the VIE to the WFOE as collateral to secure their obligations under the above agreements. The Nominee Shareholders further undertake that they will remit any distributions in connection with such shareholder’s equity interests in the VIE to the WFOE, to the extent permitted by PRC laws. If the VIE or any of its Nominee Shareholders breach any of their respective contractual obligations under the above agreements, the WFOE, as the pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose of the pledged equity interest. The Nominee Shareholders of the VIE agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in the VIE, without the prior consent of the WFOE. The Equity Pledge Agreement will be valid until the VIE and their respective shareholders fulfill all the contractual obligations under the above agreements in full and the pledged equity interests have been transferred to the WFOE and/or its designees.
Equity Pledge Agreement.
Pursuant to the Equity Pledge Agreement entered into among the WFOE, the Nominee Shareholders and the VIE, the Nominee Shareholders pledged all of their equity interests in the VIE to the WFOE as collateral to secure their obligations under the above agreements. The Nominee Shareholders further undertake that they will remit any distributions in connection with such shareholder’s equity interests in the VIE to the WFOE, to the extent permitted by PRC laws. If the VIE or any of its Nominee Shareholders breach any of their respective contractual obligations under the above agreements, the WFOE, as the pledgee, will be entitled to certain rights, including the right to sell, transfer or dispose of the pledged equity interest. The Nominee Shareholders of the VIE agree not to create any encumbrance on or otherwise transfer or dispose of their respective equity interest in the VIE, without the prior consent of the WFOE. The Equity Pledge Agreement will be valid until the VIE and their respective shareholders fulfill all the contractual obligations under the above agreements in full and the pledged equity interests have been transferred to the WFOE and/or its designees.
Consulting Services Agreements.
Rise HK has entered into Consulting Services Agreements with the WFOE and the VIE in 2014, respectively, under which Rise HK provides certain technical and business support services. In return, the WFOE and the VIE agree to pay service fees to Rise HK. The initial term of these agreements is five years, which can be automatically renewed for another five years, unless one party notifies the other party in writing of its intention not to renew within 30 days of expiration.
In June 2019, Rise HK entered into a new consulting service agreement with the WFOE, replacing the consulting service agreement with the WFOE entered in 2014. Under this new consulting service agreement, Rise HK provides strategic consulting services to the WFOE, including consulting services with respect to strategic planning on curriculum products and strategic consultation on curriculum products, and the WFOE agrees to pay a service fee to Rise HK. The initial term of this agreement is five years, which will be renewed for another five years automatically unless one party does not consent.
The Consulting Service Agreement between Rise HK and the VIE in 2014 was terminated in June, 2019 and was replaced by a new consulting service agreement between WFOE and the VIE. No material terms or conditions were changed or altered. Therefore, there was no impact to the Company’s effective control over the VIE and the Company continued to consolidate the VIE
Service Agreement.
Pursuant to the Service Agreement entered in 2014 (2014 Service Agreement), WFOE provides certain services to the VIE, including design of teaching plans, courseware development services and licensed use of the WFOE’s business management system. In return, the VIE agrees to pay service fees to the WFOE. The initial term of the agreement is five years, which can be automatically renewed for another five years, unless terminated through mutual agreement of the parties. Neither the VIE nor the Nominee Shareholders may unilaterally terminate the agreement.
In June 2019, the WFOE entered into a new Service Agreement, a Consulting Service Agreement and a License Agreement with the VIE, replacing the 2014 Service Agreement. Under these 2019 agreements, the WFOE (i) authorizes the VIE to use the Group’s courseware and trademarks as well as the business management system developed by the WFOE, and (ii) provides certain services, including services with respect to academic support, branding, marketing and promotion support, customer service support and administrative support, to the VIE. In return, the VIE is required to pay royalties and service fees to the WFOE. The initial term of each of these agreements is five years, renewable for another five years automatically unless the parties terminate this agreement in writing. Neither the VIE nor the Nominee Shareholders may unilaterally terminate the agreement. No material terms or conditions were changed or altered. Therefore, there was no impact to the Company’s effective control over the VIE and the Company continued to consolidate the VIE.
Comprehensive Services Agreements.
Pursuant to Comprehensive Services Agreements entered into between the WFOE and each of the schools, the WFOE provides certain services to the schools, including design of teaching plans, courseware development services, licensed use of the WFOE’s business management system and marketing and operating support services. In return, the schools agreed to pay service fees to WFOE as stipulated in the respective agreements. The initial term of each of these agreements is five years, which can be automatically renewed for another five years, unless terminated through mutual agreement of the parties.
License Agreements.
Pursuant to the License Agreements entered into by the WFOE and the schools, the WFOE has licensed trademarks, courseware and other materials for their use in the PRC for an initial term of five years, which will be automatically extended for a successive five years upon expiration. The schools are required to pay royalties to the WFOE, which may be adjusted at the WFOE’s sole discretion.

Comprehensive Services Agreements and License Agreements were terminated as of June 28, 2019, and replaced with a License Agreement, a License Agreement with respect to the management system, a Service Agreement and a Framework Agreement for the purchase of teaching materials by the VIE’s schools from the WFOE dated as of the same date. Under these 2019 agreements, the WFOE continues to (i) authorize these schools to use the Group’s courseware and trademarks as well as the management systems developed by the WFOE, (ii) provide certain services, including services with respect to academic support, enrollment support, human resources support, financial management support, legal support, customer support, internet technology support and administrative support, to these schools, and (iii) sell the Group’s teaching materials to these schools at agreed upon prices. Each of the schools is required to pay royalties and service fees to the WFOE for the licenses and services provided by the WFOE. The initial term of each of these agreements is five years, renewable for another five years automatically unless the parties terminate this agreement in writing. The schools are required to pay royalties to the WFOE, which may be adjusted at the WFOE’s sole discretion. No material terms or conditions were changed or altered. Therefore, there was no impact to the Company’s effective control over the VIE and the Company continued to consolidate the VIE.
Spousal Consent Letters.
Pursuant to the executed spousal consent letters, the spouses of the Nominee Shareholders of the VIE acknowledged that certain equity interests in the VIE held by and registered in the name of his or her spouse will be disposed pursuant to relevant arrangements under the Proxy Agreement, the Loan Agreement, the Call Option Agreement and the Equity Pledge Agreement. These spouses undertake not to take any action to interfere with the disposition of such equity interests, including, without limitation, claiming that such equity interests constitute communal marital property.
In November 2016, certain Contractual Agreements were supplemented to reflect a change in one of the Nominee Shareholders designated by Rise HK, and it was resolved that Rise HK through the WFOE held the irrevocable proxy to exercise all the voting rights of the shareholders of the VIE since the Proxy Agreement was in existence. As a result, Rise HK has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and is the primary beneficiary of the VIE.
In June 2017, certain Contractual Arrangements were supplemented to reflect a change in one of the Nominee Shareholders designated by Rise HK.
Based on the opinion of the Company’s PRC legal counsel, (i) the ownership structure of the Group, including its subsidiaries in the PRC and VIEs are in compliance with all existing PRC laws and regulations; and (ii) each of the Contractual Agreements among Rise HK, the WFOE, the VIEs and the Nominee Shareholders governed by PRC laws, are legal, valid and binding, enforceable against such parties, and will not result in any violation of PRC laws or regulations currently in effect.
However, uncertainties in the PRC legal system could cause the relevant regulatory authorities to find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company, Rise HK, the WFOE or any of its current or future VIEs are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, which may include, but not limited to, revocation of business and operating licenses, being required to discontinue or restrict its business operations, restriction of the Group’s right to collect revenues, being required to restructure its operations, imposition of additional conditions or requirements with which the Group may not be able to comply, or other regulatory or enforcement actions against the Group that could be harmful to its business. The imposition of any of these or other penalties may result in a material and adverse effect on the Group’s ability to conduct its business. In addition, if the imposition of any of these penalties causes the Company to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Company would no longer be able to consolidate the VIEs.

The following financial statement balances and amounts of the VIEs were included in the accompanying consolidated financial statements:

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Cash and cash equivalents	947,626	742,402	106,639
Restricted cash	13,442	13,705	1,969
Accounts receivable, net	38	852	122
Inventories	1,978	3,455	496
Prepayments and other current assets	59,141	36,983	5,312
Amounts due from the Group’s subsidiaries	18,422	14,916	2,143
Total current assets	1,040,647	812,313	116,681
Property and equipment, net	118,482	127,589	18,327
Intangible assets, net	2,579	19,031	2,734
Long-term investment	—	33,000	4,740
Goodwill	146,666	316,334	45,439
Deferred tax assets	6,157	7,567	1,087
Other non-current assets	51,660	47,945	6,887
Operating lease right-of-use assets	—	575,229	82,626
Total non-current assets	325,544	1,126,695	161,840
Total assets	1,366,191	1,939,008	278,521
Accounts payable	7,558	6,639	953
Accrued expenses and other liabilities	126,455	155,709	22,366
Deferred revenue and customer advances	970,022	690,273	99,152
Income taxes payable	20,215	7,391	1,062
Amounts due to the Group’s subsidiaries	44,208	119,593	17,178
Current portion of operating lease liabilities	—	153,248	22,013
Total current liabilities	1,168,458	1,132,853	162,724
Deferred revenue and customer advances	36,037	35,527	5,103
Deferred tax liabilities	—	5,431	780
Operating lease liabilities	—	433,874	62,322
Other non-current liabilities	3,238	37,995	5,458
Total non-current liabilities	39,275	512,827	73,663
Total liabilities	1,207,733	1,645,680	236,387

	For the Years ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Revenues	912,166	1,175,618	1,443,373	207,328
Net income	24,771	85,753	74,633	10,720
Net cash generated from/(used in) operating activities	263,813	368,546	(102,228)	(14,684)
Net cash used in investing activities	(46,630)	(72,695)	(102,734)	(14,757)

The revenue-producing assets that are held by the VIEs comprise of property and equipment, student base and franchise agreements and operating lease right-of-use
assets. The VIEs contributed an aggregate of 94%, 92% and 94% of the consolidated revenues for the years ended December 31, 2017, 2018 and 2019, respectively, after elimination of inter-company transactions.
As of December 31, 2019, there was no pledge or collateralization of the VIEs’ assets that can only be used to settle obligations of the VIEs. Other than the amounts due to subsidiaries of the Group (which are eliminated upon consolidation), all remaining liabilities of the VIEs are without recourse to the Company. The Company did not provide nor intend to provide financial or other support not previously contractually required to the VIEs during the years presented.
Relevant PRC laws and regulations restrict the VIEs from transferring a portion of its net assets, equivalent to the balance of its paid-in
capital and statutory reserves, to the Company in the form of loans and advances or cash dividends. Please refer to Note 14 for disclosure of restricted net assets.